Capital Requirements (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-based Capital, Actual Amount	$ 144,834	$ 138,958
Tier 1 Capital, Actual Amount	135,727	128,603
Tier 1 Leverage Capital, Actual Amount	$ 135,737	$ 128,603
Total Risk-based Capital, Actual Ratio (in hundredths)	14.05%	14.71%
Tier 1 Capital, Actual Ratio (in hundredths)	13.16%	13.61%
Tier 1 Leverage Capital, Actual Ratio (in hundredths)	9.33%	9.14%
Total Risk-based Capital, Minimum Capital Requirement	$ 82,486	$ 75,594
Tier 1 Capital, Minimum Capital Requirement	41,243	37,797
Tier 1 Leverage Capital, Minimum Capital Requirement	$ 58,173	$ 56,307
Total Risk-based Capital, Ratio, Minimum Capital Requirement (in hundredths)	8.00%	8.00%
Tier 1 Capital, Ratio , Minimum Capital Requirement (in hundredths)	4.00%	4.00%
Tier 1 Leverage Capital, Ratio, Minimum Capital Requirement (in hundredths)	4.00%	4.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-based Capital, Actual Amount	$ 143,426	$ 139,234
Tier 1 Capital, Actual Amount	134,319	128,879
Tier 1 Leverage Capital, Actual Amount	$ 134,319	$ 128,879
Total Risk-based Capital, Actual Ratio (in hundredths)	13.96%	14.76%
Tier 1 Capital, Actual Ratio (in hundredths)	13.08%	13.66%
Tier 1 Leverage Capital, Actual Ratio (in hundredths)	9.26%	9.17%
Total Risk-based Capital, Minimum Capital Requirement	$ 82,170	$ 75,462
Tier 1 Capital, Minimum Capital Requirement	41,085	37,731
Tier 1 Leverage Capital, Minimum Capital Requirement	$ 58,025	$ 56,236
Total Risk-based Capital, Ratio, Minimum Capital Requirement (in hundredths)	8.00%	8.00%
Tier 1 Capital, Ratio , Minimum Capital Requirement (in hundredths)	4.00%	4.00%
Tier 1 Leverage Capital, Ratio, Minimum Capital Requirement (in hundredths)	4.00%	4.00%
Total Risk-based Capital, Minimum to be Well Capitalized Under Action Provisions	$ 102,712	$ 94,328
Tier 1 Capital, Minimum to be Well Capitalized Under Action Provisions	61,627	56,597
Tier 1 Leverage Capital, Minimum to be Well Capitalized Under Action Provisions	$ 72,532	$ 70,295
Total Risk-based Capital, Ratio, Minimum to be Well Capitalized Under Action Provisions (in hundredths)	10.00%	10.00%
Tier 1 Capital, Ratio, Minimum to be Well Capitalized Under Action Provisions (in hundredths)	6.00%	6.00%
Tier 1 Leverage Capital, Ratio, Minimum to be Well Capitalized Under Action Provisions (in hundredths)	5.00%	5.00%